NOTES RECEIVABLE	12 Months Ended
Sep. 30, 2025
Receivables [Abstract]
NOTES RECEIVABLE

NOTE 5 -NOTES RECEIVABLE

Notes receivable are trade accounts receivable due from customers where the customers’ banks guaranteed the payments, which are non-interest bearing and generally range from three to six months from the date of issuance. As of September 30, 2025 and 2024, no notes were guaranteed or collateralized. $28,111 was collected as of date of this report.